UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 32.5%

	Face Amount	Value
CONSUMER DISCRETIONARY — 7.0%
Ford Motor Credit
2.793%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/20	$200,000	$199,460
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	166,500
Starbucks
3.850%, 10/01/23	100,000	102,479
The Gap
5.950%, 04/12/21	150,000	157,886
Time Warner
5.375%, 10/15/41	100,000	104,610

		730,935

ENERGY — 2.2%
Kinder Morgan Energy Partners
3.950%, 09/01/22	130,000	130,296
Range Resources
5.000%, 03/15/23	100,000	96,200

		226,496

FINANCIALS — 19.5%
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28 (A)	169,000	158,701
Bank of America MTN
4.200%, 08/26/24	150,000	150,267
Citigroup
3.500%, 05/15/23	200,000	196,059
Goldman Sachs Group
2.556%, VAR ICE LIBOR USD 3 Month+0.750%, 02/23/23	200,000	200,084
Jackson National Life Global Funding
3.022%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/22 (A)	200,000	203,060
JPMorgan Chase
6.400%, 05/15/38	150,000	188,566
Morgan Stanley MTN
6.375%, 07/24/42	150,000	188,811
4.875%, 11/01/22	250,000	259,519

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount		Value
FINANCIALS — continued
Regions Bank 6.450%, 06/26/37		$250,000	$299,596
Toronto-Dominion Bank 1.909%, 07/18/23	CAD	240,000	178,126

			2,022,789

HEALTH CARE — 1.9%
Humana 3.150%, 12/01/22		200,000	197,169

INDUSTRIALS — 1.9%
General Electric 3.375%, 03/11/24		95,000	92,661
Hertz 7.625%, 06/01/22 (A)		100,000	101,875

			194,536

TOTAL CORPORATE OBLIGATIONS (Cost $3,338,028)			3,371,925

MORTGAGE-BACKED SECURITIES — 26.2%
FHLMC
4.500%, 11/01/47		119,064	124,417
4.000%, 10/01/41		95,012	97,660
4.000%, 07/01/47		181,831	185,723
3.500%, 04/01/46		247,662	246,783

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA
4.500%, 02/01/41	$100,459	$105,731
4.500%, 03/01/47	149,578	155,991
4.500%, 04/01/47	119,050	124,168
4.000%, 11/01/40	130,285	133,677
4.000%, 01/01/41	92,722	95,144
4.000%, 02/01/46	200,272	204,142
4.000%, 03/01/47	87,323	88,999
3.500%, 06/01/32	305,484	309,430
3.500%, 07/01/42	182,741	182,896
3.500%, 02/01/45	215,178	214,275
3.500%, 07/01/45	210,855	209,776
3.500%, 01/01/46	248,134	246,669

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,803,444)		2,725,481

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bonds
3.000%, 02/15/47	310,000	304,393
U.S. Treasury Inflation Indexed Bonds
0.125%, 07/15/26	207,752	198,378
U.S. Treasury Notes
1.875%, 12/31/19	490,000	485,483
1.250%, 01/31/20	650,000	636,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,632,349)		1,624,848

FOREIGN BONDS — 12.6%

ENERGY — 2.8%
Ecopetrol
7.625%, 07/23/19	95,000	100,178
Mexichem
4.000%, 10/04/27 (A)	200,000	186,540

		286,718

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2018 (Unaudited)

FOREIGN BONDS — continued
	Face Amount		Value
FINANCIALS — 6.4%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/22 (A)		$150,000	$149,437
Bank Nederlandse Gemeenten MTN
1.250%, 06/13/22	NOK	1,000,000	122,111
International Bank for Reconstruction & Development MTN
3.500%, 01/22/21	NZD	400,000	287,732
Petrobras Global Finance BV
5.299%, 01/27/25 (A)		106,000	104,251

			663,531

INDUSTRIALS — 1.5%
Embraer Bras De Aeronautica
5.150%, 06/15/22		150,000	156,563

TELECOMMUNICATION SERVICES — 1.9%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)		200,000	199,750

TOTAL FOREIGN BONDS (Cost $1,324,470)			1,306,562

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FHLMC
1.375%, 05/01/20		300,000	293,172
FNMA
2.125%, 04/24/26		120,000	111,816

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

(Cost $408,860)			404,988

SOVEREIGN DEBT — 3.7%
Colombia Government International Bond
2.625%, 03/15/23		200,000	189,200

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
Federative Republic of Brazil 4.250%, 01/07/25	$200,000	$196,800

TOTAL SOVEREIGN DEBT (Cost $396,949)		386,000

PREFERRED STOCK — 1.9%

	Shares
FINANCIALS — 1.9%
US Bancorp, 6.500%	7,000	193,200

TOTAL PREFERRED STOCK (Cost $193,130)		193,200

SHORT-TERM INVESTMENT — 3.1%
JPMorgan U.S. Government Money Market Fund 1.560% (B)	317,747	317,747

TOTAL SHORT-TERM INVESTMENT (Cost $317,747)		317,747

TOTAL INVESTMENTS — 99.5% (Cost $10,414,977)		$10,330,751

Percentages are based on Net Assets of $10,385,770.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2018 was $1,103,614, and represents 10.6% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of April 30, 2018.

CAD — Canadian Dollar

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

NOK— Norwegian Krone

NZD— New Zealand Dollar

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2018 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,371,925	$—	$3,371,925
Mortgage-Backed Securities	—	2,725,481	—	2,725,481
U.S. Treasury Obligations	—	1,624,848	—	1,624,848
Foreign Bonds	—	1,306,562	—	1,306,562
U.S. Government Agency Obligations	—	404,988	—	404,988
Sovereign Debt	—	386,000	—	386,000
Preferred Stock	193,200	—	—	193,200
Short-Term Investment	317,747	—	—	317,747

Total Investments in Securities	$510,947	$9,819,804	$—	$10,330,751

During the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0900

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 26, 2018